Credit Risk - Disclosure of Interest Rate Profile of Mortgage Assets Stock (Details) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 184,317	£ 174,712
Percentage of residential mortgage loans	100.00%	100.00%
Fixed rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 163,622	£ 147,147
Percentage of residential mortgage loans	89.00%	84.00%
Fixed rate | No later than one year
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 38,233	£ 29,644
Percentage of residential mortgage loans	21.00%	17.00%
Fixed rate | Later than 1 year but no later than 3 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 38,213	£ 40,967
Percentage of residential mortgage loans	21.00%	23.00%
Fixed rate | Later than 3 years but no later than 4 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 24,310	£ 24,074
Percentage of residential mortgage loans	13.00%	14.00%
Fixed rate | Later than 4 years but no later than 5 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 24,888	£ 21,140
Percentage of residential mortgage loans	14.00%	12.00%
Fixed rate | Later than five years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 37,978	£ 31,322
Percentage of residential mortgage loans	21.00%	18.00%
Variable rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 12,430	£ 17,010
Percentage of residential mortgage loans	7.00%	10.00%
Standard Variable Rate (SVR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 5,645	£ 7,836
Percentage of residential mortgage loans	3.00%	4.00%
Follow on Rate (FoR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,620	£ 2,719
Percentage of residential mortgage loans	1.00%	2.00%